SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	5 years
Accumulated amortization
Net book value	15,101,651
Artificial Intelligence Software [Member]
Finite-Lived Intangible Assets [Line Items]
Artificial intelligence software	$ 15,101,651
Intangible assets estimated useful life	5 years